Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.24%
Australia–2.23%
BHP Group Ltd., ADR	338,882	$26,622,570
Northern Star Resources Ltd.	1,056,628	7,956,171
		34,578,741
China–5.74%
Alibaba Group Holding Ltd., ADR(a)	69,004	13,468,891
Baidu, Inc., ADR(a)	110,862	18,182,476
Geely Automobile Holdings Ltd.	1,837,000	6,145,607
JD.com, Inc., ADR(a)	161,516	11,448,254
NXP Semiconductors N.V.	50,667	10,457,162
Tencent Holdings Ltd.	205,100	12,656,996
Trip.com Group Ltd., ADR(a)	302,005	7,830,990
Yum China Holdings, Inc.	140,893	8,762,136
		88,952,512
Denmark–3.46%
Carlsberg A/S, Class B	148,239	27,433,132
Novo Nordisk A/S, Class B	282,322	26,150,940
		53,584,072
France–11.64%
Air Liquide S.A.	235,446	40,929,466
Airbus SE(a)	186,040	25,522,045
Edenred	326,541	18,968,427
Kering S.A.	27,905	25,056,109
L’Oreal S.A.	20,241	9,271,708
Societe Generale S.A.	959,658	28,115,234
Valeo	478,996	13,846,779
Worldline S.A.(a)(b)	197,758	18,506,524
		180,216,292
Germany–13.11%
adidas AG	101,069	36,715,079
Continental AG(a)	180,502	24,532,014
Fresenius Medical Care AG & Co. KGaA	198,876	15,701,466
Infineon Technologies AG	542,334	20,678,719
SAP SE	257,512	36,933,902
Siemens AG	169,122	26,404,691
Siemens Healthineers AG(b)	251,868	16,641,964
Volkswagen AG, Preference Shares	104,118	25,407,305
		203,015,140
Ireland–0.39%
Flutter Entertainment PLC(a)	34,935	5,970,858
Japan–16.30%
Asahi Group Holdings Ltd.	461,200	20,769,830
Hitachi Ltd.	522,900	30,030,486
Komatsu Ltd.	465,700	12,142,021
Marubeni Corp.	3,126,500	26,787,586
Mitsubishi Electric Corp.	1,823,100	24,678,828
ORIX Corp.	1,326,700	23,192,553
Recruit Holdings Co. Ltd.	518,600	26,818,822
Sekisui House Ltd.	1,104,800	21,888,237
Shiseido Co. Ltd.	125,200	8,349,276
Shares		Value
Japan–(continued)
Sony Group Corp.	378,800	$39,539,615
TDK Corp.	160,200	18,300,200
		252,497,454
Macau–0.69%
Wynn Macau Ltd.(a)	8,335,200	10,728,257
Mexico–0.85%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	151,079	13,199,772
Netherlands–4.03%
Akzo Nobel N.V.	229,564	28,388,161
ING Groep N.V.	2,652,559	33,967,414
		62,355,575
New Zealand–1.03%
Spark New Zealand Ltd.	4,843,510	15,990,243
Singapore–1.14%
Oversea-Chinese Banking Corp. Ltd.	1,951,200	17,654,414
South Africa–2.97%
Anglo American PLC	1,036,951	45,938,026
South Korea–4.60%
Kangwon Land, Inc.(a)	331,116	7,464,642
Korea Zinc Co. Ltd.	26,289	12,511,929
Samsung Electro-Mechanics Co. Ltd.	156,704	26,243,701
Samsung Electronics Co. Ltd.	214,396	14,661,276
SK Hynix, Inc.	105,079	10,337,211
		71,218,759
Spain–2.06%
Amadeus IT Group S.A.(a)	205,468	13,451,351
Industria de Diseno Textil S.A.	259,237	8,795,392
Repsol S.A.	883,201	9,661,361
		31,908,104
Sweden–0.99%
SKF AB, Class B	349,651	9,307,633
Swedish Match AB	679,346	6,082,195
		15,389,828
Switzerland–6.78%
Adecco Group AG	123,762	7,413,921
Cie Financiere Richemont S.A.	297,486	38,101,537
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	138,702	101,058
SGS S.A.	7,599	24,616,990
STMicroelectronics N.V., New York Shares	377,209	15,567,415
UBS Group AG	1,167,139	19,244,631
		105,045,552
Taiwan–0.39%
Hon Hai Precision Industry Co. Ltd.	1,534,000	6,057,630
Tanzania–0.67%
AngloGold Ashanti Ltd., ADR	520,801	10,442,060

See accompanying notes which are an integral part of this schedule.
Invesco International Equity Fund

Shares		Value
Thailand–0.48%
CP ALL PCL, Foreign Shares	4,121,800	$7,401,458
United Kingdom–10.03%
Burberry Group PLC	287,182	8,231,611
Diageo PLC	762,858	37,845,976
Entain PLC(a)	1,019,708	25,722,468
London Stock Exchange Group PLC	60,147	6,260,321
Prudential PLC	657,283	12,354,629
Rentokil Initial PLC	2,636,821	20,770,020
Royal Dutch Shell PLC, Class B, ADR	614,625	24,308,419
Unilever PLC	344,760	19,852,839
		155,346,283
United States–5.66%
James Hardie Industries PLC, CDI	375,534	12,656,233
Las Vegas Sands Corp.(a)	197,469	8,362,812
Medtronic PLC	248,146	32,584,051
QUALCOMM, Inc.	226,858	33,983,329
		87,586,425
Total Common Stocks & Other Equity Interests (Cost $1,161,080,210)		1,475,077,455
Shares		Value
Money Market Funds–7.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	39,471,901	$39,471,901
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	28,950,102	28,961,682
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	45,110,743	45,110,743
Total Money Market Funds (Cost $113,544,326)		113,544,326
TOTAL INVESTMENTS IN SECURITIES—102.57% (Cost $1,274,624,536)		1,588,621,781
OTHER ASSETS LESS LIABILITIES–(2.57)%		(39,772,087)
NET ASSETS–100.00%		$1,548,849,694
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $35,148,488, which represented 2.27% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$25,030,837	$241,276,300	$(226,835,236)	$-	$-	$39,471,901	$3,365
Invesco Liquid Assets Portfolio, Institutional Class	17,877,708	172,340,214	(161,256,412)	1,074	(902)	28,961,682	1,906
Invesco Treasury Portfolio, Institutional Class	28,606,671	275,744,342	(259,240,270)	-	-	45,110,743	1,496
Total	$71,515,216	$689,360,856	$(647,331,918)	$1,074	$(902)	$113,544,326	$6,767

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$26,622,570	$7,956,171	$—	$34,578,741
China	70,149,909	18,802,603	—	88,952,512
Denmark	—	53,584,072	—	53,584,072
France	—	180,216,292	—	180,216,292
Germany	—	203,015,140	—	203,015,140
Ireland	—	5,970,858	—	5,970,858
Japan	—	252,497,454	—	252,497,454
Macau	—	10,728,257	—	10,728,257
Mexico	13,199,772	—	—	13,199,772
Netherlands	—	62,355,575	—	62,355,575
New Zealand	—	15,990,243	—	15,990,243
Singapore	—	17,654,414	—	17,654,414
South Africa	—	45,938,026	—	45,938,026
South Korea	—	71,218,759	—	71,218,759
Spain	—	31,908,104	—	31,908,104
Sweden	—	15,389,828	—	15,389,828
Switzerland	15,668,473	89,377,079	—	105,045,552
Taiwan	—	6,057,630	—	6,057,630
Tanzania	10,442,060	—	—	10,442,060
Thailand	—	7,401,458	—	7,401,458
United Kingdom	24,308,419	131,037,864	—	155,346,283
United States	74,930,192	12,656,233	—	87,586,425
Money Market Funds	113,544,326	—	—	113,544,326
Total Investments	$348,865,721	$1,239,756,060	$—	$1,588,621,781
Invesco International Equity Fund